Consolidated Statements of Operations - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Operating revenue	₩ 24,899,189	₩ 23,436,050	₩ 23,546,929
Revenue	24,639,758	23,220,052	23,259,541
Others	259,431	215,998	287,388
Operating expenses	23,879,015	22,335,190	22,477,837
Operating profit	1,020,174	1,100,860	1,069,092
Finance income	424,395	374,243	406,328
Finance costs	(421,931)	(435,659)	(644,531)
Share of net profits of associates and joint venture	(3,304)	(5,467)	(13,892)
Profit before income tax	1,019,334	1,033,977	816,997
Income tax expense	320,060	314,565	270,656
Profit for the year	699,274	719,412	546,341
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	649,109	645,571	461,559
Profit (loss) for the year attributable to Non-controlling interest	₩ 50,165	₩ 73,841	₩ 84,782
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 2,648	₩ 2,634	₩ 1,884
Diluted earnings per share	₩ 2,646	₩ 2,634	₩ 1,883